REVERSE ACQUISITION - Pro forma information for the periods (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition, Pro Forma Information [Abstract]
Revenue	$ 257,631	$ 34,367
Net loss	$ (191,468)	$ (5,486)